Employee benefits - Summary of Change in Plan Assets for Defined Benefit Provident Fund Plan (Detail) - Defined Benefit Provident Fund Plan [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of defined benefit plans [line items]
Interest income	$ 0.5	₨ 35.4	₨ (62.2)
Return on plan assets, (excluding amount included in net Interest Cost)	2.0	147.3	302.3
Plan assets [member]
Disclosure of defined benefit plans [line items]
Beginning of the year	555.1	40,585.0	37,062.8
Acquisition/(Divestment)	(17.2)	(1,256.6)	(1,403.0)
Interest income	46.8	3,422.0	3,187.5
Return on plan assets, (excluding amount included in net Interest Cost)	(2.0)	(147.3)	(302.3)
Contributions (employer and employee)	61.7	4,512.4	4,396.8
Benefits paid	(33.0)	(2,413.4)	(2,356.8)
End of the year	$ 611.4	₨ 44,702.1	₨ 40,585.0